WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.4%
Consumer Discretionary — 4.1%
ADT, Inc. (a)	18,206	$106,869
Frontdoor, Inc. (b)	3,980	136,633
Gentherm, Inc. (b)	2,152	98,820
Gildan Activewear, Inc.	10,978	397,513
Stride, Inc. (a)(b)	4,541	275,094
Valvoline, Inc. (a)	4,270	146,205
		1,161,134
Consumer Staples — 5.0%
Dole PLC	5,737	66,033
Nomad Foods Ltd. (b)	26,479	427,636
Sovos Brands, Inc. (a)(b)	12,093	264,958
TreeHouse Foods, Inc. (b)	15,429	628,114
		1,386,741
Energy — 11.4%
Atlas Energy Solutions, Inc. (a)	9,233	157,515
Chord Energy Corp. (a)	810	131,333
DHT Holdings, Inc.	34,942	348,022
Green Plains, Inc. (b)	9,975	248,178
Gulfport Energy Corp. (b)	1,043	142,933
Kodiak Gas Services, Inc. (a)	28,652	505,136
Kosmos Energy Ltd. (b)	63,784	433,093
Scorpio Tankers, Inc.	8,275	454,215
SM Energy Co. (a)	9,864	369,407
Tidewater, Inc. (b)	3,006	180,600
Valaris Ltd. (b)	3,011	206,555
		3,176,987
Financials — 17.6%
AGNC Investment Corp. (a)	34,022	300,074
Axis Capital Holdings Ltd.	5,150	290,151
BGC Group, Inc. - Class A (a)	20,844	135,486
Essent Group Ltd.	6,986	337,703
Fidelis Insurance Holdings Ltd. (b)	22,134	270,035
First American Financial Corp.	4,795	285,782
First BanCorp	23,234	348,510
First Commonwealth Financial Corp.	24,968	333,822
FirstCash Holdings, Inc.	2,488	278,656
Glacier Bancorp, Inc. (a)	4,412	148,376
Hanover Insurance Group, Inc.	1,874	232,938
Kemper Corp.	13,510	597,546
National Bank Holdings Corp. - Class A	10,565	348,751
Pagseguro Digital Ltd. - Class A (b)	27,070	272,866
Popular, Inc.	4,804	354,487
Webster Financial Corp.	7,636	342,475
		4,877,658
Health Care — 7.2%
Enovis Corp. (a)(b)	11,637	575,565
Halozyme Therapeutics, Inc. (b)	7,455	287,838
Innoviva, Inc. (b)	24,154	334,533
Pacira BioSciences, Inc. (b)	9,093	248,057
Teleflex, Inc. (a)	959	216,437
Tenet Healthcare Corp. (b)	4,963	342,497
		2,004,927
Industrials — 22.7%
ABM Industries, Inc.	5,774	236,676
Air Lease Corp.	10,669	413,852
Air Transport Services Group, Inc. (b)	8,678	138,067
Allison Transmission Holdings, Inc.	5,233	279,861
Arcosa, Inc.	7,731	573,641
Clarivate PLC (a)(b)	50,576	392,470
Driven Brands Holdings, Inc. (b)	21,402	281,436
Fluor Corp. (b)	3,549	134,968
Frontier Group Holdings, Inc. (a)(b)	29,853	116,725
Generac Holdings, Inc. (a)(b)	1,307	153,010
Healthcare Services Group, Inc.	6,531	63,416
Hillman Solutions Corp. (b)	37,670	275,744
ICF International, Inc.	2,195	307,190
Janus International Group, Inc. (b)	34,828	367,435
KBR, Inc.	10,855	560,879
Knight-Swift Transportation Holdings, Inc.	5,222	280,839
Leonardo DRS, Inc. (b)	12,928	238,263
Moog, Inc. - Class A	1,447	202,594
RXO, Inc. (b)	12,729	266,800
Star Bulk Carriers Corp.	17,055	362,589
Stericycle, Inc. (b)	4,382	205,823
Sun Country Airlines Holdings, Inc. (a)(b)	19,947	302,795
XPO, Inc. (a)(b)	1,417	122,259
		6,277,332
Information Technology — 5.2%
Harmonic, Inc. (a)(b)	26,527	293,389
LiveRamp Holdings, Inc. (b)	15,672	519,683
Mirion Technologies, Inc. (b)	30,282	270,418
Silicon Motion Technology Corp., ADR (a)	2,843	167,168
Tower Semiconductor Ltd. (b)	6,797	186,102
		1,436,760
Materials — 10.9%
ATI, Inc. (a)(b)	3,994	175,536
Axalta Coating Systems Ltd. (b)	12,440	391,487
Capstone Copper Corp. (b)	55,185	226,116
Commercial Metals Co.	4,923	223,160
Constellium SE (b)	15,107	262,862
Ecovyst, Inc. (b)	29,010	276,176
ERO Copper Corp. (b)	19,558	241,150
Piedmont Lithium, Inc. (a)(b)	5,840	151,314
Stelco Holdings, Inc.	5,237	170,238
Summit Materials, Inc. - Class A (b)	6,040	209,528
Tronox Holdings PLC	45,237	576,771
Warrior Met Coal, Inc.	2,452	137,238
		3,041,576
Real Estate — 6.7%
Brixmor Property Group, Inc.	19,582	421,405
DigitalBridge Group, Inc. (a)	11,923	205,791
Equity Commonwealth	22,011	413,587
Getty Realty Corp.	13,980	411,431
Spirit Realty Capital, Inc.	10,418	430,263
		1,882,477
Utilities — 4.6%
ALLETE, Inc.	6,614	366,945
NorthWestern Corp.	3,918	197,115
Portland General Electric Co.	9,201	377,792
Spire, Inc. (a)	5,651	344,768
		1,286,620
TOTAL COMMON STOCKS (COST $23,671,958)		26,532,212

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 17.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.48% (c)	4,941,170	4,941,170
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $4,941,170)		4,941,170
SHORT-TERM INVESTMENTS — 4.6%
Money Market Deposit Accounts — 4.6%
Tri-State Deposit, 5.45% (c)	967,968	967,968
U.S. Bank Money Market Deposit Account, 5.20% (c)	310,227	310,227
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $1,278,195)		1,278,195
TOTAL SHORT-TERM INVESTMENTS (COST $1,278,195)		1,278,195
TOTAL INVESTMENTS (COST $29,891,322) — 117.8%		32,751,577
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%		(4,952,345)
TOTAL NET ASSETS — 100.0%		$27,799,232

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $4,802,451.
(b)	Non-income producing security.
(c)	The rate shown is as of November 30, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$26,532,212	$26,532,212	$–	$–
Total Equity Securities	26,532,212	26,532,212	–	–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	4,941,170	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	4,941,170	–	–	–

Short-Term Investments
Money Market Deposit Accounts	1,278,195	310,227	967,968	–
Total Short-Term Investments	1,278,195	310,227	967,968	–
Total Assets*	$32,751,577	$26,842,439	$967,968	$–

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.